Investment Strategy - Russell Investments Multisector Bond ETF	Aug. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. Bonds are fixed income and floating rate securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and a money manager unaffiliated with RIM.  In the future, the Fund may be advised by multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund’s money manager selects the individual portfolio instruments for the assets assigned to it. RIM manages assets not allocated to the money manager and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages any cash held by the Fund.
RIM determines the Fund’s allocations to fixed income sectors, the money manager's strategy and RIM’s strategies based on RIM’s target strategic asset allocation, portfolio construction tools and Fund-level guidelines. The portfolio construction process involves an analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs to estimate optimal portfolio positioning.
The Fund may invest, without limitation, in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”) and in “distressed” debt securities. The Fund may invest in mortgage-backed and asset-backed securities. The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. Based on index provider classifications, the Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in synthetic foreign fixed income securities, which may be referred to as local access products and participation notes. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund usually, but not always, exposes a portion of any cash held to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, total return swaps, index credit default swaps and to be announced (“TBA”) securities. The Fund may also purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans” and which may include “covenant lite” loans). The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. Bonds are fixed income and floating rate securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest, without limitation, in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”) and in “distressed” debt securities. The Fund may invest in mortgage-backed and asset-backed securities. The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. Based on index provider classifications, the Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in synthetic foreign fixed income securities, which may be referred to as local access products and participation notes. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund usually, but not always, exposes a portion of any cash held to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, total return swaps, index credit default swaps and to be announced (“TBA”) securities. The Fund may also purchase loans and other direct indebtedness, including bank loans (also called “leveraged loans” and which may include “covenant lite” loans). The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. A portion of the Fund’s net assets may be “illiquid” investments. The Fund may invest in variable and floating rate securities. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.